Post-employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2019
Employee Benefits [Abstract]
Components of post-employment benefit plans service cost
COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS SERVICE COST

FOR THE YEAR ENDED DECEMBER 31	2019	2018
DB pension	(193)	(213)
DC pension	(110)	(106)
OPEBs	(3)	(3)
Less:
Capitalized benefit plans cost	59	56
Total post-employment benefit plans service cost included in operating costs	(247)	(266)
Other costs recognized in severance, acquisition and other costs	—	(4)
Total post-employment benefit plans service cost	(247)	(270)

Components of post-employment benefit plans financing cost	COMPONENTS OF POST-EMPLOYMENT BENEFIT PLANS FINANCING COST

FOR THE YEAR ENDED DECEMBER 31	2019	2018
DB pension	(19)	(23)
OPEBs	(44)	(46)
Total interest on post-employment benefit obligations	(63)	(69)

Defined benefit plans recognized in comprehensive income
The statements of comprehensive income include the following amounts before income taxes.

	2019	2018
Cumulative losses recognized directly in equity, January 1	(2,892)	(2,984)
Actuarial gains in other comprehensive income(1)	191	79
Decrease in the effect of the asset limit(2)	—	13
Cumulative losses recognized directly in equity, December 31	(2,701)	(2,892)
(1)The cumulative actuarial losses recognized in the statements of comprehensive income are $2,947 million in 2019.
(2)The cumulative decrease in the effect of the asset limit recognized in the statements of comprehensive income is $246 million in 2019.

Components of post-employment benefit (obligations) assets
The following table shows the change in post-employment benefit obligations and the fair value of plan assets.

	DB PENSION PLANS		OPEB PLANS		TOTAL
	2019	2018	2019	2018	2019	2018
Post-employment benefit obligations, January 1	(23,404)	(24,404)	(1,469)	(1,653)	(24,873)	(26,057)
Current service cost	(193)	(213)	(3)	(3)	(196)	(216)
Interest on obligations	(872)	(864)	(55)	(56)	(927)	(920)
Actuarial (losses) gains(1)	(2,498)	750	(80)	163	(2,578)	913
Net curtailment losses	—	(4)	—	—	—	(4)
Benefit payments	1,326	1,342	77	80	1,403	1,422
Employee contributions	(10)	(11)	—	—	(10)	(11)
Other	1	—	1	—	2	—
Post-employment benefit obligations, December 31	(25,650)	(23,404)	(1,529)	(1,469)	(27,179)	(24,873)
Fair value of plan assets, January 1	23,071	23,945	287	299	23,358	24,244
Expected return on plan assets(2)	853	841	11	10	864	851
Actuarial gains (losses)(1)	2,742	(817)	27	(17)	2,769	(834)
Benefit payments	(1,326)	(1,342)	(77)	(80)	(1,403)	(1,422)
Employer contributions	180	433	72	75	252	508
Employee contributions	10	11	—	—	10	11
Fair value of plan assets, December 31	25,530	23,071	320	287	25,850	23,358
Plan deficit	(120)	(333)	(1,209)	(1,182)	(1,329)	(1,515)
Effect of asset limit	(20)	(20)	—	—	(20)	(20)
Post-employment benefit liability, December 31	(140)	(353)	(1,209)	(1,182)	(1,349)	(1,535)
Post-employment benefit assets included in other non-current assets	558	331	—	—	558	331
Post-employment benefit obligations	(698)	(684)	(1,209)	(1,182)	(1,907)	(1,866)
(1)Actuarial gains (losses) include experience gains (losses) of $2,525 million in 2019 and ($693 million) in 2018.
(2)The actual return on plan assets was $3,633 million or 16.0% in 2019 and $17 million or 0.2% in 2018.

Funded status of post-employment benefit plans cost
The following table shows the funded status of our post-employment benefit obligations.

	FUNDED		PARTIALLY FUNDED(1)		UNFUNDED(2)		TOTAL
FOR THE YEAR ENDED DECEMBER 31	2019	2018	2019	2018	2019	2018	2019	2018
Present value of post-employment benefit obligations	(24,961)	(22,765)	(1,918)	(1,816)	(300)	(292)	(27,179)	(24,873)
Fair value of plan assets	25,474	23,018	376	340	—	—	25,850	23,358
Plan surplus (deficit)	513	253	(1,542)	(1,476)	(300)	(292)	(1,329)	(1,515)

(1)
The partially funded plans consist of supplementary executive retirement plans (SERPs) for eligible employees and certain OPEBs. The company partially funds the SERPs through letters of credit and a retirement compensation arrangement account with Canada Revenue Agency. Certain paid-up life insurance benefits are funded through life insurance contracts.

(2)	Our unfunded plans consist of certain OPEBs, which are paid as claims are incurred.

Disclosure of significant assumptions
We used the following key assumptions to measure the post-employment benefit obligations and the net benefit plans cost for the DB pension plans and OPEB plans. These assumptions are long-term, which is consistent with the nature of post-employment benefit plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2019	2018

Post-employment benefit obligations
Discount rate	3.1%	3.8%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.2	23.1
(1)Cost of living indexation rate is only applicable to DB pension plans.

	DB PENSION PLANS AND OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2019	2018

Net post-employment benefit plans cost
Discount rate	4.0%	3.7%
Rate of compensation increase	2.25%	2.25%
Cost of living indexation rate(1)	1.6%	1.6%
Life expectancy at age 65 (years)	23.1	23.2

(1)Cost of living indexation rate is only applicable to DB pension plans.

Healthcare cost trend rates and sensitivity analysis

		IMPACT ON NET POST-EMPLOYMENT BENEFIT PLANS COST FOR 2019 – INCREASE/(DECREASE)		IMPACT ON POST-EMPLOYMENT BENEFIT OBLIGATIONS AT DECEMBER 31, 2019 – INCREASE/(DECREASE)
	CHANGE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION	INCREASE IN ASSUMPTION	DECREASE IN ASSUMPTION
Discount rate	0.5%	(75)	69	(1,728)	1,944
Life expectancy at age 65	1 year	38	(39)	945	(972)
The following table shows the effect of a 1% change in the assumed trend rates in healthcare costs.

EFFECT ON POST-EMPLOYMENT BENEFITS – INCREASE/(DECREASE)	1% INCREASE	1% DECREASE
Total service and interest cost	4	(3)
Post-employment benefit obligations	110	(95)

Post-employment benefit plan assets

	WEIGHTED AVERAGE TARGET ALLOCATION	TOTAL PLAN ASSETS FAIR VALUE
ASSET CATEGORY	2019	December 31, 2019	December 31, 2018
Equity securities	0% - 40%	22%	20%
Debt securities	60% - 100%	62%	64%
Alternative investments	0% - 50%	16%	16%
Total		100%	100%
The following table shows the fair value of the DB pension plan assets for each category.

FOR THE YEAR ENDED DECEMBER 31	2019	2018
Observable markets data
Equity securities
Canadian	1,017	844
Foreign	4,534	3,770
Debt securities
Canadian	13,216	12,457
Foreign	2,385	2,004
Money market	219	327
Non-observable markets inputs
Alternative investments
Private equities	2,119	1,804
Hedge funds	1,001	1,014
Real estate	948	758
Other	91	93
Total	25,530	23,071

Disclosure of contributions to post-employment benefit plans
The following table shows the amounts we contributed to the DB and DC pension plans and the payments made to beneficiaries under OPEB plans.

	DB PLANS(1)		DC PLANS		OPEB PLANS
FOR THE YEAR ENDED DECEMBER 31	2019	2018	2019	2018	2019	2018
Contributions/payments	(180)	(433)	(110)	(106)	(72)	(75)
(1)Includes voluntary contributions of nil in 2019 and $240 million in 2018.